Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000012036 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 100 ETF
Class Name	iShares S&P 100 ETF
Trading Symbol	OEF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 100 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 100 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 10.47%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P 100® returned 10.70%.
What contributed to performance?
U.S. large cap equities ended the period higher, and stocks in the information technology sector contributed the most to returns, helped by the rapid development and advancement of artificial intelligence (“AI”). Within the technology hardware segment, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. In the semiconductors and semiconductor equipment segent, leading chipmakers specializing in high-performance hardware also benefited performance, especially a manufacturer of graphics processing units, which are critical for AI infrastructure and high-performance computing. Within the financials sector, the continued shift from cash to digital payments was a tailwind for transaction and payment processing services companies. Additionally, a diversified financial holding company benefited from strong performance from its insurance segment. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.
What detracted from performance?
A major software firm detracted from the Fund’s return during the reporting period, due to decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.47%	19.50%	13.49%
S&P Total Market Index™	7.09	18.08	11.72
S&P 100®	10.70	19.73	13.71

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 16,587,895,157
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 27,666,291
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$16,587,895,157
Number of Portfolio Holdings	104
Net Investment Advisory Fees	$27,666,291
Portfolio Turnover Rate	4%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	36.0%
Financials	13.4%
Communication Services	12.5%
Health Care	10.9%
Consumer Discretionary	10.9%
Consumer Staples	6.7%
Industrials	4.6%
Energy	2.8%
Utilities	1.0%
Materials	0.7%
Real Estate	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	10.0%
Microsoft Corp.	8.4%
NVIDIA Corp.	8.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	3.8%
Berkshire Hathaway, Inc., Class B	2.9%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Tesla, Inc.	2.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	10.0%
Microsoft Corp.	8.4%
NVIDIA Corp.	8.0%
Amazon.com, Inc.	5.4%
Meta Platforms, Inc., Class A	3.8%
Berkshire Hathaway, Inc., Class B	2.9%
Alphabet, Inc., Class A	2.7%
Broadcom, Inc.	2.4%
Alphabet, Inc., Class C, NVS	2.2%
Tesla, Inc.	2.2%
(a)	Excludes money market funds.

C000012037 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Mid-Cap ETF
Class Name	iShares Core S&P Mid-Cap ETF
Trading Symbol	IJH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Mid-Cap ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (2.76)%.
  For the same period, the S&P Total Market Index returned 7.09% and the S&P MidCap 400® returned (2.71)%.
What contributed to performance?
During the reporting period, the financials sector contributed to the Fund’s return. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. Insurance stocks also gained. The property and casualty segment contributed as premiums increased significantly, driven by reinsurance costs, climate-related risks, and elevated claims from extreme events, even as rising replacement costs and severe weather-related losses presented challenges.
What detracted from performance?
During the reporting period, the consumer discretionary sector was the leading detractor from the Fund’s return as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. Consumers prioritized spending on essentials and delayed purchases on bigger ticket items, negatively impacting companies such as appliances and electronics in the consumer durables segment. Stocks in the automobile subsector declined amid tariffs that sparked trade war concerns. In the industrials sector, capital goods stocks were pressured, as manufacturers contended with persistent challenges such as higher input costs and weaker demand. Within information technology, semiconductor stocks detracted, as companies exposed to PCs, smartphones, industrial, and automotive sectors faced significant challenges.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(2.76)%	16.87%	8.37%
S&P Total Market Index	7.09	18.08	11.72
S&P MidCap 400®	(2.71)	16.91	8.43

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 89,465,202,807
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 45,039,395
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$89,465,202,807
Number of Portfolio Holdings	416
Net Investment Advisory Fees	$45,039,395
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.0%
Financials	18.6%
Consumer Discretionary	13.3%
Information Technology	10.0%
Health Care	9.1%
Real Estate	7.5%
Materials	6.6%
Consumer Staples	5.4%
Energy	4.1%
Utilities	3.1%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
RB Global, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.7%
Watsco, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Fidelity National Financial, Inc., Class A	0.6%
Docusign, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Reliance, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
RB Global, Inc.	0.7%
Interactive Brokers Group, Inc., Class A	0.7%
Watsco, Inc.	0.6%
EMCOR Group, Inc.	0.6%
Fidelity National Financial, Inc., Class A	0.6%
Docusign, Inc.	0.6%
Casey's General Stores, Inc.	0.6%
Guidewire Software, Inc.	0.6%
Reliance, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
(a)	Excludes money market funds.

C000012041 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Growth ETF
Class Name	iShares S&P 500 Growth ETF
Trading Symbol	IVW
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Growth ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 10.25%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P 500 Growth Index™ returned 10.46%.
What contributed to performance?
U.S. large cap equities ended the period higher, and stocks in the information technology sector contributed the most to returns, helped by the rapid development and advancement of artificial intelligence (“AI”). Within the technology hardware segment, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. Within semiconductors and semiconductor equipment, leading chipmakers specializing in high-performance hardware also benefited performance, especially a manufacturer of graphics processing units, which are critical for AI infrastructure and high-performance computing. Within the financials sector, the continued shift from cash to digital payments was a tailwind for transaction and payment processing services companies. In the consumer discretionary sector, the stock of an electric vehicle maker gained, helped by a sharp rise in carbon credit revenue, possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. (Carbon credits are tradable permits that allow companies to emit a certain amount of greenhouse gases. Firms can earn revenue by selling these credits to automakers that need them to meet regulatory emissions standards.) Within communications, a large online marketplace was supported by e-commerce sales, and as its cloud services division delivered strong revenue gains.
What detracted from performance?
There were no significant detractors from returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	10.25%	18.48%	13.79%
S&P Total Market Index™	7.09	18.08	11.72
S&P 500 Growth Index™	10.46	18.70	13.99

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 51,420,197,448
Holdings Count | Holding	214
Advisory Fees Paid, Amount	$ 94,583,863
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$51,420,197,448
Number of Portfolio Holdings	214
Net Investment Advisory Fees	$94,583,863
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	37.0%
Communication Services	14.4%
Financials	13.7%
Consumer Discretionary	12.4%
Industrials	8.5%
Health Care	6.5%
Consumer Staples	3.8%
Real Estate	1.3%
Utilities	1.1%
Energy	0.8%
Materials	0.5%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	11.2%
Apple Inc.	6.5%
Microsoft Corp.	6.1%
Meta Platforms, Inc., Class A	5.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C, NVS	3.1%
Tesla, Inc.	3.1%
Eli Lilly & Co.	2.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	11.2%
Apple Inc.	6.5%
Microsoft Corp.	6.1%
Meta Platforms, Inc., Class A	5.3%
Amazon.com, Inc.	4.4%
Alphabet, Inc., Class A	3.8%
Broadcom, Inc.	3.3%
Alphabet, Inc., Class C, NVS	3.1%
Tesla, Inc.	3.1%
Eli Lilly & Co.	2.7%
(a)	Excludes money market funds.

C000012042 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P 500 Value ETF
Class Name	iShares S&P 500 Value ETF
Trading Symbol	IVE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P 500 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 Value ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 4.02%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P 500 Value Index™ returned 4.21%.
What contributed to performance?
Financial stocks were the leading contributor to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Within the defensive consumer staples sector, stocks in the consumer staples merchandise retail sector gained, particularly leading brick-and-mortar retailers with a focus on low pricing and everyday essentials. Additionally, these companies benefited from efforts to increase their e-commerce operations. The utilities sector benefited from its defensive nature, as well as the increasing electricity demand needed to support the rapid development of artificial intelligence data centers.
What detracted from performance?
During the reporting period, the information technology sector was the leading detractor from the Fund’s return. Semiconductors and semiconductor equipment names faced significant negative impacts due to escalating trade tensions and geopolitical tensions, additionally, while demand for chips that power artificial intelligence experienced strong demand, suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.02%	17.00%	9.93%
S&P Total Market Index™	7.09	18.08	11.72
S&P 500 Value Index™	4.21	17.21	10.11

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 37,289,321,835
Holdings Count | Holding	402
Advisory Fees Paid, Amount	$ 62,476,052
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$37,289,321,835
Number of Portfolio Holdings	402
Net Investment Advisory Fees	$62,476,052
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	22.3%
Health Care	15.9%
Financials	15.6%
Industrials	8.4%
Consumer Staples	8.3%
Consumer Discretionary	8.3%
Energy	6.5%
Communication Services	4.0%
Utilities	4.0%
Materials	3.5%
Real Estate	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.6%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.7%
Johnson & Johnson	1.7%
JPMorgan Chase & Co.	1.2%
Chevron Corp.	1.2%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.6%
Microsoft Corp.	5.6%
Amazon.com, Inc.	3.2%
Exxon Mobil Corp.	2.2%
Berkshire Hathaway, Inc., Class B	2.1%
UnitedHealth Group, Inc.	2.0%
Procter & Gamble Co. (The)	1.7%
Johnson & Johnson	1.7%
JPMorgan Chase & Co.	1.2%
Chevron Corp.	1.2%
(a)	Excludes money market funds.

C000012043 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P Small-Cap ETF
Class Name	iShares Core S&P Small-Cap ETF
Trading Symbol	IJR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P Small-Cap ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (3.46)%.
  For the same period, the S&P Total Market Index returned 7.09% and the S&P SmallCap 600® returned (3.38)%.
What contributed to performance?
Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks.
What detracted from performance?
During the reporting period, the consumer discretionary sector was the leading detractor from the Fund’s return as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items. The information technology sector was pressured as suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges compounded broader industry headwinds, such as a cyclical downturn in semiconductor capital spending and macroeconomic uncertainty. The energy sector was also a notable detractor, marked by significant volatility amid trade uncertainty and as OPEC+ announced a production increase amid slowing energy demand in major economies.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(3.46)%	15.01%	7.48%
S&P Total Market Index	7.09	18.08	11.72
S&P SmallCap 600®	(3.38)	15.09	7.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 78,424,528,233
Holdings Count | Holding	662
Advisory Fees Paid, Amount	$ 50,345,706
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$78,424,528,233
Number of Portfolio Holdings	662
Net Investment Advisory Fees	$50,345,706
Portfolio Turnover Rate	25%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.5%
Industrials	18.0%
Consumer Discretionary	12.9%
Health Care	12.2%
Information Technology	11.8%
Real Estate	8.3%
Materials	5.0%
Energy	4.5%
Consumer Staples	3.3%
Communication Services	3.0%
Utilities	2.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Corcept Therapeutics, Inc.	0.9%
Mr. Cooper Group, Inc.	0.6%
Qorvo, Inc.	0.5%
Brinker International, Inc.	0.5%
Teleflex, Inc.	0.5%
Terreno Realty Corp.	0.5%
BorgWarner, Inc.	0.5%
Celanese Corp., Class A	0.5%
Merit Medical Systems, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Corcept Therapeutics, Inc.	0.9%
Mr. Cooper Group, Inc.	0.6%
Qorvo, Inc.	0.5%
Brinker International, Inc.	0.5%
Teleflex, Inc.	0.5%
Terreno Realty Corp.	0.5%
BorgWarner, Inc.	0.5%
Celanese Corp., Class A	0.5%
Merit Medical Systems, Inc.	0.5%
Armstrong World Industries, Inc.	0.5%
(a)	Excludes money market funds.

C000012046 [Member]
Shareholder Report [Line Items]
Fund Name	iShares S&P Small-Cap 600 Value ETF
Class Name	iShares S&P Small-Cap 600 Value ETF
Trading Symbol	IJS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares S&P Small-Cap 600 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P Small-Cap 600 Value ETF	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (3.35)%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P SmallCap 600 Value Index™ returned (3.24)%.
What contributed to performance?
Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for regional banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues.
What detracted from performance?
During the reporting period, the consumer discretionary sector was the leading detractor from the Fund’s return as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items. The information technology sector was pressured as semiconductors and semiconductor equipment makers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges compounded broader industry headwinds, such as a cyclical downturn in semiconductor capital spending and macroeconomic uncertainty. Within healthcare, pharma, biotech, and life sciences companies weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	(3.35)%	16.01%	6.72%
S&P Total Market Index™	7.09	18.08	11.72
S&P SmallCap 600 Value Index™	(3.24)	16.25	6.92

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 6,405,666,680
Holdings Count | Holding	504
Advisory Fees Paid, Amount	$ 12,717,018
Investment Company Portfolio Turnover	52.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$6,405,666,680
Number of Portfolio Holdings	504
Net Investment Advisory Fees	$12,717,018
Portfolio Turnover Rate	52%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	22.7%
Industrials	15.3%
Consumer Discretionary	14.1%
Information Technology	10.3%
Health Care	8.7%
Real Estate	7.7%
Materials	6.4%
Energy	4.2%
Utilities	3.8%
Consumer Staples	3.6%
Communication Services	3.2%
Ten largest holdings
Security	Percent of Total Investments(a)
Mr. Cooper Group, Inc.	1.2%
Qorvo, Inc.	1.1%
Teleflex, Inc.	1.0%
BorgWarner, Inc.	1.0%
Celanese Corp., Class A	1.0%
Lincoln National Corp.	1.0%
Sandisk Corp.	0.9%
Robert Half, Inc.	0.9%
FMC Corp.	0.8%
Meritage Homes Corp.	0.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mr. Cooper Group, Inc.	1.2%
Qorvo, Inc.	1.1%
Teleflex, Inc.	1.0%
BorgWarner, Inc.	1.0%
Celanese Corp., Class A	1.0%
Lincoln National Corp.	1.0%
Sandisk Corp.	0.9%
Robert Half, Inc.	0.9%
FMC Corp.	0.8%
Meritage Homes Corp.	0.8%
(a)	Excludes money market funds.

C000012065 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Mid-Cap Value ETF
Class Name	iShares Russell Mid-Cap Value ETF
Trading Symbol	IWS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Mid-Cap Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Mid-Cap Value ETF	$23	0.23%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 2.06%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell MidCap® Value Index returned 2.27%.
What contributed to performance?
Financial stocks were the leading contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. The utilities sector was also a notable contributor, as the sector benefited from its defensive nature and dividend appeal, as well as the increasing energy demand needed to support the rapid development of artificial intelligence data centers. The real estate sector benefited from improving interest rate expectations and due to their appeal as income-generating assets.
What detracted from performance?
During the reporting period, the materials sector was the leading detractor from the Fund’s return. Stocks in the chemicals subsector faced increasing pricing pressures and weakened demand from China and Europe. Within the healthcare sector, the pharma, biotech, and life sciences segment weighed on performance. If approved, the Biosecure Act would require firms to shift their sourcing away from targeted Chinese companies, potentially leading to increased costs and logistical challenges. In addition, pharmaceutical, biotechnology, and life sciences firms were also impacted by uncertainty around policy changes from the new U.S. presidential administration.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	2.06%	16.47%	7.41%
Russell 3000® Index	7.22	18.18	11.80
Russell MidCap® Value Index	2.27	16.70	7.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 13,282,223,483
Holdings Count | Holding	716
Advisory Fees Paid, Amount	$ 30,641,067
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$13,282,223,483
Number of Portfolio Holdings	716
Net Investment Advisory Fees	$30,641,067
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	18.3%
Industrials	16.2%
Real Estate	10.2%
Consumer Discretionary	8.7%
Information Technology	8.5%
Health Care	7.9%
Utilities	7.7%
Materials	6.7%
Energy	6.3%
Consumer Staples	6.0%
Communication Services	3.5%
Ten largest holdings
Security	Percent of Total Investments(a)
Arthur J. Gallagher & Co.	0.9%
Williams Cos., Inc. (The)	0.9%
MicroStrategy, Inc., Class A	0.7%
ONEOK, Inc.	0.7%
Aflac, Inc.	0.7%
Bank of New York Mellon Corp. (The)	0.7%
Kinder Morgan, Inc.	0.7%
Realty Income Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Digital Realty Trust, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Arthur J. Gallagher & Co.	0.9%
Williams Cos., Inc. (The)	0.9%
MicroStrategy, Inc., Class A	0.7%
ONEOK, Inc.	0.7%
Aflac, Inc.	0.7%
Bank of New York Mellon Corp. (The)	0.7%
Kinder Morgan, Inc.	0.7%
Realty Income Corp.	0.6%
Howmet Aerospace, Inc.	0.6%
Digital Realty Trust, Inc.	0.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000012069 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Value ETF
Class Name	iShares Core S&P U.S. Value ETF
Trading Symbol	IUSV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P U.S. Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Value ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 4.14%.
  For the same period, the S&P Total Market Index returned 7.09% and the S&P 900 Value Index™ returned 4.18%.
What contributed to performance?
Financial stocks were the leading contributor to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. Also benefiting performance were insurance companies, supported by rising premiums and growth in property and casualty names. Stocks in the consumer staples sector gained, particularly leading brick-and-mortar retailers with a focus on low pricing and everyday essentials. Additionally, these companies benefited from efforts to increase their e-commerce operations.
What detracted from performance?
The information technology sector was the main detractor from the Fund’s return during the reporting period. In the semiconductors segment, suppliers exposed to the PC, smartphone, industrial and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory. These challenges compounded broader industry headwinds, such as a cyclical downturn in semiconductor capital spending and macroeconomic uncertainty. In the software subsector, a major firm detracted, due to decelerating growth in its cloud infrastructure unit and concerns about its artificial intelligence investment strategy. Consumer discretionary stocks also detracted as concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment. This led consumers to prioritize their spending, and delay purchases on both nonessential goods and bigger ticket items.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	4.14%	17.31%	9.94%
S&P Total Market Index	7.09	18.08	11.72
S&P 900 Value Index™	4.18	17.35	9.96

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 20,213,427,084
Holdings Count | Holding	701
Advisory Fees Paid, Amount	$ 7,545,873
Investment Company Portfolio Turnover	31.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$20,213,427,084
Number of Portfolio Holdings	701
Net Investment Advisory Fees	$7,545,873
Portfolio Turnover Rate	31%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	21.5%
Financials	15.9%
Health Care	15.4%
Industrials	8.8%
Consumer Discretionary	8.4%
Consumer Staples	8.2%
Energy	6.4%
Utilities	4.1%
Communication Services	3.9%
Materials	3.8%
Real Estate	3.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.2%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
UnitedHealth Group, Inc.	1.9%
Procter & Gamble Co. (The)	1.6%
Johnson & Johnson	1.6%
JPMorgan Chase & Co.	1.2%
Chevron Corp.	1.1%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.2%
Microsoft Corp.	5.3%
Amazon.com, Inc.	3.0%
Exxon Mobil Corp.	2.1%
Berkshire Hathaway, Inc., Class B	2.0%
UnitedHealth Group, Inc.	1.9%
Procter & Gamble Co. (The)	1.6%
Johnson & Johnson	1.6%
JPMorgan Chase & Co.	1.2%
Chevron Corp.	1.1%
(a)	Excludes money market funds.

C000012070 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core S&P U.S. Growth ETF
Class Name	iShares Core S&P U.S. Growth ETF
Trading Symbol	IUSG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core S&P U.S. Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core S&P U.S. Growth ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 9.19%.
  For the same period, the S&P Total Market Index returned 7.09% and the S&P 900 Growth Index™ returned 9.26%.
What contributed to performance?
During the reporting period, the information technology sector was the leading contributor to the Fund's performance. In particular, an innovative multinational technology company benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (“AI”) to enhance product development and operational efficiency. The semiconductor segment was also positive, as leading chipmakers specializing in high-performance hardware designed for AI and high-performance computing contributed. In the financials sector, insurance companies were supported by rising premiums and growth in property and casualty names. Among financial services firms, the continued shift from cash to digital payments was a tailwind for transaction and payment processing services companies. Communications stocks were also meaningful contributors, buoyed by strong performance from media and entertainment names.
What detracted from performance?
There were no significant detractors from the performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.19%	18.41%	13.43%
S&P Total Market Index	7.09	18.08	11.72
S&P 900 Growth Index™	9.26	18.46	13.48

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 19,457,291,521
Holdings Count | Holding	455
Advisory Fees Paid, Amount	$ 7,825,650
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$19,457,291,521
Number of Portfolio Holdings	455
Net Investment Advisory Fees	$7,825,650
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	35.7%
Financials	13.8%
Communication Services	13.7%
Consumer Discretionary	12.5%
Industrials	9.5%
Health Care	6.7%
Consumer Staples	3.9%
Real Estate	1.5%
Utilities	1.0%
Energy	0.9%
Materials	0.8%
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	10.6%
Apple Inc.	6.1%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	3.0%
Tesla, Inc.	2.9%
Eli Lilly & Co.	2.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
NVIDIA Corp.	10.6%
Apple Inc.	6.1%
Microsoft Corp.	5.8%
Meta Platforms, Inc., Class A	5.0%
Amazon.com, Inc.	4.2%
Alphabet, Inc., Class A	3.6%
Broadcom, Inc.	3.1%
Alphabet, Inc., Class C, NVS	3.0%
Tesla, Inc.	2.9%
Eli Lilly & Co.	2.6%
(a)	Excludes money market funds.

C000012071 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell 3000 ETF
Class Name	iShares Russell 3000 ETF
Trading Symbol	IWV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell 3000 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 3000 ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.02%.
  For the same period, the Russell 3000® Index returned 7.22%.
What contributed to performance?
Financials stocks were the main contributors to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Capital markets firms were supported by strong trading activity, and a resurgence in wealth management and investment banking units. The information technology sector also contributed due to an innovative multinational technology company benefiting from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. In the communication sector, interactive media and services stocks contributed, as the benefits of investments in artificial intelligence for online advertising came to fruition.
What detracted from performance?
There were no significant detractors from returns during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.02%	17.99%	11.62%
Russell 3000® Index	7.22	18.18	11.80

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,432,167,962
Holdings Count | Holding	2,676
Advisory Fees Paid, Amount	$ 29,532,196
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,432,167,962
Number of Portfolio Holdings	2,676
Net Investment Advisory Fees	$29,532,196
Portfolio Turnover Rate	3%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	27.5%
Financials	15.3%
Health Care	11.3%
Consumer Discretionary	10.3%
Industrials	9.6%
Communication Services	8.8%
Consumer Staples	5.8%
Energy	3.8%
Real Estate	2.7%
Utilities	2.5%
Materials	2.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.1%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C, NVS	1.4%
Tesla, Inc.	1.4%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	6.1%
Microsoft Corp.	5.2%
NVIDIA Corp.	4.7%
Amazon.com, Inc.	3.3%
Meta Platforms, Inc., Class A	2.4%
Berkshire Hathaway, Inc., Class B	1.8%
Alphabet, Inc., Class A	1.7%
Broadcom, Inc.	1.4%
Alphabet, Inc., Class C, NVS	1.4%
Tesla, Inc.	1.4%
(a)	Excludes money market funds.

C000036528 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Preferred and Income Securities ETF
Class Name	iShares Preferred and Income Securities ETF
Trading Symbol	PFF
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Preferred and Income Securities ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Preferred and Income Securities ETF	$45	0.45%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 1.46%.
  For the same period, the MSCI USA Index returned 8.17% and the ICE Exchange-Listed Preferred & Hybrid Securities Index returned 1.86%.
What contributed to performance?
During the reporting period, the financials sector was the largest contributor to the Fund’s return. The Federal Reserve began to ease its monetary stance in 2024 and cut interest rates by 100 basis points before the end of the reporting period. Mortgage REITs, which earn income from the spread between short-term borrowing rates and long-term mortgage yields, benefited performance. While mortgages are sensitive to interest rate changes, rates stayed elevated due to rising 10-year Treasury yields. Additionally, banks were supported as lending rates remained relatively high, helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits).
What detracted from performance?
During the reporting period, materials stocks detracted from the Fund’s return, particularly in the chemicals subsector. Falling lithium prices due to a weakening Chinese economy negatively impacted one of the world’s largest producers of lithium.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	1.46%	5.26%	3.01%
MSCI USA Index	8.17	18.58	12.41
ICE Exchange-Listed Preferred & Hybrid Securities Index	1.86	5.76	3.64

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Dec. 11, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 14,160,450,807
Holdings Count | Holding	448
Advisory Fees Paid, Amount	$ 66,634,982
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$14,160,450,807
Number of Portfolio Holdings	448
Net Investment Advisory Fees	$66,634,982
Portfolio Turnover Rate	20%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	64.8%
Utilities	11.2%
Real Estate	6.4%
Industrials	5.9%
Communication Services	4.1%
Information Technology	2.4%
Consumer Discretionary	1.9%
Consumer Staples	1.4%
Materials	1.1%
Energy	0.5%
Health Care	0.3%
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	4.1%
Wells Fargo & Co., Series L, NVS	2.4%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.6%
KKR & Co., Inc., Series D	1.5%
Bank of America Corp., Series L, NVS	1.3%
Apollo Global Management, Inc.	1.2%
NextEra Energy, Inc.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
Albemarle Corp., NVS	1.0%
NextEra Energy, Inc.	1.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Boeing Co. (The)	4.1%
Wells Fargo & Co., Series L, NVS	2.4%
Citigroup Capital XIII, (3-mo. CME Term SOFR + 6.632%), NVS	1.6%
KKR & Co., Inc., Series D	1.5%
Bank of America Corp., Series L, NVS	1.3%
Apollo Global Management, Inc.	1.2%
NextEra Energy, Inc.	1.1%
JPMorgan Chase & Co., Series EE, NVS	1.0%
Albemarle Corp., NVS	1.0%
NextEra Energy, Inc.	1.0%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.

Material Fund Change Expenses [Text Block]	Effective December 11, 2024, the investment management agreement was amended to disclose the breakpoint fees to the sixth decimal place.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000042584 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Residential and Multisector Real Estate ETF
Class Name	iShares Residential and Multisector Real Estate ETF
Trading Symbol	REZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Residential and Multisector Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Residential and Multisector Real Estate ETF	$53	0.48%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 22.58%.
  For the same period, the Russell 3000® Index returned 7.22% and the FTSE Nareit All Residential Capped Index returned 23.22%.
What contributed to performance?
Healthcare REITs were the largest contributors to the Fund’s return during the reporting period, due to strong demographic tailwinds, particularly an aging population in the United States. This trend has driven increased demand for senior living facilities, medical office buildings, and skilled nursing facilities. Firms that specialize in healthcare REITs benefited from operational improvements such as higher occupancy rates as well as favorable market conditions. Residential REITs also contributed to performance. Multi-family REITs were supported by recovering rent growth, supported by favorable demographics, steady job growth, and the high cost of homeownership, which made renting more attractive.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	22.58%	12.35%	6.77%
Russell 3000® Index	7.22	18.18	11.80
FTSE Nareit All Residential Capped Index	23.22	12.84	7.20

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 859,366,731
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,134,342
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$859,366,731
Number of Portfolio Holdings	42
Net Investment Advisory Fees	$4,134,342
Portfolio Turnover Rate	13%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Residential REITs	42.0%
Health Care REITs	40.1%
Specialized REITs	17.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	18.3%
Public Storage	9.2%
Extra Space Storage, Inc.	6.0%
AvalonBay Communities, Inc.	5.9%
Ventas, Inc.	5.6%
Invitation Homes, Inc.	4.6%
Equity Residential	4.5%
Essex Property Trust, Inc.	4.4%
Mid-America Apartment Communities, Inc.	4.4%
Sun Communities, Inc.	3.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Welltower, Inc.	18.3%
Public Storage	9.2%
Extra Space Storage, Inc.	6.0%
AvalonBay Communities, Inc.	5.9%
Ventas, Inc.	5.6%
Invitation Homes, Inc.	4.6%
Equity Residential	4.5%
Essex Property Trust, Inc.	4.4%
Mid-America Apartment Communities, Inc.	4.4%
Sun Communities, Inc.	3.6%
(a)	Excludes money market funds.

C000042587 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Mortgage Real Estate ETF
Class Name	iShares Mortgage Real Estate ETF
Trading Symbol	REM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Mortgage Real Estate ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Mortgage Real Estate ETF	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 5.82%.
  For the same period, the Russell 3000® Index returned 7.22% and the FTSE Nareit All Mortgage Capped Index returned 6.44%.
What contributed to performance?
The Federal Reserve began to ease its monetary stance in 2024 and cut interest rates by 100 basis points before the end of the reporting period. As mortgage REITs derive their income from the difference between the short-term interest rates at which they borrow funds to purchase securities and the long-term rates they earn on their mortgage investments, they are sensitive to changing interest rates. However, mortgage rates stayed elevated since they are closely tied to the 10-year Treasury benchmark, which rose during the reporting period. Contributors to returns included firms that focus on highly liquid agency mortgage-backed securities that are guaranteed by government entities, largely eliminating credit risk for investors. This strategy allowed these firms to leverage favorable funding conditions and provide stable dividends despite broader market volatility.
What detracted from performance?
Firms that provide commercial mortgage REITs detracted from the Fund’s return during the reporting period. The commercial real estate sector faced significant headwinds, as weak property fundamental factors constrained transaction volumes and rent growth. These firms were also negatively impacted by non-performing loans that required provisions.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.82%	12.88%	1.94%
Russell 3000® Index	7.22	18.18	11.80
FTSE Nareit All Mortgage Capped Index	6.44	13.75	2.53

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 651,004,711
Holdings Count | Holding	36
Advisory Fees Paid, Amount	$ 2,992,088
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$651,004,711
Number of Portfolio Holdings	36
Net Investment Advisory Fees	$2,992,088
Portfolio Turnover Rate	24%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Industry allocation
Industry	Percent of Total Investments(a)
Mortgage REITs	100.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	19.6%
AGNC Investment Corp.	14.3%
Starwood Property Trust, Inc.	10.8%
Blackstone Mortgage Trust, Inc., Class A	4.7%
Rithm Capital Corp.	4.7%
Arbor Realty Trust, Inc.	3.4%
Two Harbors Investment Corp.	3.2%
Apollo Commercial Real Estate Finance, Inc.	3.0%
Ladder Capital Corp., Class A	3.0%
PennyMac Mortgage Investment Trust	2.9%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Annaly Capital Management, Inc.	19.6%
AGNC Investment Corp.	14.3%
Starwood Property Trust, Inc.	10.8%
Blackstone Mortgage Trust, Inc., Class A	4.7%
Rithm Capital Corp.	4.7%
Arbor Realty Trust, Inc.	3.4%
Two Harbors Investment Corp.	3.2%
Apollo Commercial Real Estate Finance, Inc.	3.0%
Ladder Capital Corp., Class A	3.0%
PennyMac Mortgage Investment Trust	2.9%
(a)	Excludes money market funds.

C000079751 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Growth ETF
Class Name	iShares Russell Top 200 Growth ETF
Trading Symbol	IWY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 Growth ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Growth ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 8.43%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell Top 200® Growth Index returned 8.76%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was the information technology sector. Technology hardware stocks were supported by an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. The semiconductors and semiconductor equipment segment specializing in high-performance hardware designed for AI and high-performance computing also supported performance. In the communication sector, interactive media and services stocks contributed, as the benefits of investments in AI for online advertising came to fruition. The consumer discretionary sector was led by strong performance from a major electric vehicle manufacturer. The firm was helped by a sharp rise in carbon credit revenue, possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans.
What detracted from performance?
Software stocks within the information technology sector detracted from the Fund’s return during the reporting period. A major software firm was pressured by decelerating growth in its cloud infrastructure unit and concerns about its AI investment strategy.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	8.43%	20.96%	16.26%
Russell 3000® Index	7.22	18.18	11.80
Russell Top 200® Growth Index	8.76	21.22	16.48

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 11,750,242,459
Holdings Count | Holding	109
Advisory Fees Paid, Amount	$ 24,032,562
Investment Company Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$11,750,242,459
Number of Portfolio Holdings	109
Net Investment Advisory Fees	$24,032,562
Portfolio Turnover Rate	28%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	45.6%
Consumer Discretionary	15.3%
Communication Services	13.1%
Health Care	8.1%
Financials	8.1%
Consumer Staples	4.7%
Industrials	3.8%
Materials	0.7%
Real Estate	0.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	11.8%
Microsoft Corp.	10.2%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	3.5%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	11.8%
Microsoft Corp.	10.2%
NVIDIA Corp.	9.3%
Amazon.com, Inc.	6.8%
Meta Platforms, Inc., Class A	4.3%
Alphabet, Inc., Class A	3.5%
Tesla, Inc.	3.4%
Eli Lilly & Co.	3.2%
Broadcom, Inc.	3.2%
Visa, Inc., Class A	3.0%
(a)	Excludes money market funds.

C000079752 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 ETF
Class Name	iShares Russell Top 200 ETF
Trading Symbol	IWL
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 9.29%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell Top 200® Index returned 9.47%.
What contributed to performance?
The largest contributor to the Fund’s return during the reporting period was the financials sector. Banks were supported by strong trading activity, and a resurgence in wealth management and investment banking units. Additionally, a diversified financial holding company benefited from strong performance from its insurance segment. Stocks in the information technology sector also contributed to returns. Technology hardware stocks were supported by an innovative multinational technology company that benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies to enhance product development and operational efficiency. The semiconductors and semiconductor equipment segment specializing in high-performance hardware designed for artificial intelligence (“AI”) and high-performance computing also supported performance. In the communication sector, interactive media and services stocks contributed, as the benefits of investments in AI for online advertising came to fruition.
What detracted from performance?
Software stocks within the information technology sector detracted from the Fund’s return during the reporting period. Macroeconomic and policy shocks, particularly new tariffs and trade tensions, as well as concerns about growth and a shift in spending, all weighed on performance.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.29%	19.00%	13.25%
Russell 3000® Index	7.22	18.18	11.80
Russell Top 200® Index	9.47	19.18	13.41

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,566,650,370
Holdings Count | Holding	202
Advisory Fees Paid, Amount	$ 2,292,941
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,566,650,370
Number of Portfolio Holdings	202
Net Investment Advisory Fees	$2,292,941
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.5%
Financials	14.5%
Health Care	11.6%
Communication Services	10.6%
Consumer Discretionary	10.5%
Industrials	7.2%
Consumer Staples	6.1%
Energy	3.1%
Materials	1.5%
Utilities	1.4%
Real Estate	1.0%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.1%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	3.1%
Berkshire Hathaway, Inc., Class B	2.4%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C, NVS	1.9%
Tesla, Inc.	1.8%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	8.1%
Microsoft Corp.	7.0%
NVIDIA Corp.	6.3%
Amazon.com, Inc.	4.4%
Meta Platforms, Inc., Class A	3.1%
Berkshire Hathaway, Inc., Class B	2.4%
Alphabet, Inc., Class A	2.3%
Broadcom, Inc.	1.9%
Alphabet, Inc., Class C, NVS	1.9%
Tesla, Inc.	1.8%
(a)	Excludes money market funds.

C000079753 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Russell Top 200 Value ETF
Class Name	iShares Russell Top 200 Value ETF
Trading Symbol	IWX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Russell Top 200 Value ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell Top 200 Value ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 9.71%.
  For the same period, the Russell 3000® Index returned 7.22% and the Russell Top 200® Value Index returned 9.95%.
What contributed to performance?
The largest contributor to the Fund’s return was the financial sector. Banks were supported by strong trading activity, and a resurgence in wealth management and investment banking units. Additionally, a diversified financial holding company benefited from strong performance from its insurance segment. The Fund benefited from food, beverage, and tobacco holdings within the defensive consumer staples sector. Tobacco companies saw positive outcomes from the success of their smoke-free products, such as tobacco pouches and e-cigarettes. Industrials companies were supported by the capital goods segment. Aerospace and defense stocks registered strong returns amid a landscape of geopolitical instability and ongoing conflicts, which led to increased defense spending.
What detracted from performance?
Semiconductor stocks within the information technology sector detracted from the Fund’s return during the reporting period, as these firms faced significant negative impacts due to escalating trade tensions and geopolitical tensions. Additionally, while demand for chips that power artificial intelligence experienced strong demand, suppliers exposed to the PC, smartphone, industrial, and automotive sectors generally saw fundamentals under pressure due to weak end demand conditions and excess inventory.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: April 1, 2015 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.71%	15.66%	9.16%
Russell 3000® Index	7.22	18.18	11.80
Russell Top 200® Value Index	9.95	15.91	9.38

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,094,721,225
Holdings Count | Holding	161
Advisory Fees Paid, Amount	$ 5,006,654
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$3,094,721,225
Number of Portfolio Holdings	161
Net Investment Advisory Fees	$5,006,654
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	25.8%
Health Care	18.3%
Industrials	12.9%
Consumer Staples	9.3%
Information Technology	8.8%
Energy	7.5%
Communication Services	5.1%
Consumer Discretionary	4.2%
Utilities	3.3%
Materials	2.9%
Real Estate	1.9%
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	5.9%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.2%
UnitedHealth Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	1.9%
Bank of America Corp.	1.7%
Chevron Corp.	1.7%
Philip Morris International, Inc.	1.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Berkshire Hathaway, Inc., Class B	5.9%
JPMorgan Chase & Co.	4.2%
Exxon Mobil Corp.	3.2%
UnitedHealth Group, Inc.	2.7%
Johnson & Johnson	2.4%
Walmart, Inc.	2.3%
Procter & Gamble Co. (The)	1.9%
Bank of America Corp.	1.7%
Chevron Corp.	1.7%
Philip Morris International, Inc.	1.5%
(a)	Excludes money market funds.

C000215209 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MSCI USA Quality GARP ETF
Class Name	iShares MSCI USA Quality GARP ETF
Trading Symbol	GARP
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MSCI USA Quality GARP ETF (the “Fund”) (formerly known as iShares Factors US Growth Style ETF) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality GARP ETF	$16	0.15%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.15%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.67%.
  For the same period, the MSCI USA Index returned 8.17% and the Underlying Index returned 7.87%.
What contributed to performance?
Consumer discretionary stocks were the top contributor to the Fund’ performance during the reporting period. In particular, the stock of an electric vehicle (“EV”) maker gained, helped by a sharp rise in carbon credit revenue, possible deregulation of autonomous driving, and as investors remained optimistic about the company’s long-term growth plans. (Carbon credits are tradable permits that allow companies to emit a certain amount of greenhouse gases, firms can earn revenue by selling these credits to automakers that need them to meet regulatory emissions standards.) Financial stocks also contributed, supported by transaction and payment processing services firms, amid a continued shift from cash to digital payments. In the industrials sector, aerospace companies benefited as both leisure and business air travel experienced a sharp rebound. Defense stocks gained amid rising geopolitical tensions and as defense spending increases, driving robust growth in military contracts and backlogs. Reflecting factor contributions, profitability and momentum drove performance during the period as well as earnings yield.
What detracted from performance?
During the reporting period, factor detractors from the Fund’s return included volatility and dividend yield.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: January 14, 2020 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.67%	21.35%	15.75%
MSCI USA Index	8.17	18.58	12.53
Underlying Index	7.87	21.60	15.98
MSCI USA Quality GARP Select Index	N/A	N/A	10.04
Russell US Large Cap Factors Growth Style Index	8.34	N/A	17.25

Performance Inception Date	Jan. 14, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Mar. 05, 2024
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 316,184,469
Holdings Count | Holding	135
Advisory Fees Paid, Amount	$ 242,567
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$316,184,469
Number of Portfolio Holdings	135
Net Investment Advisory Fees	$242,567
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	46.3%
Consumer Discretionary	13.2%
Financials	13.1%
Communication Services	9.9%
Industrials	7.5%
Health Care	5.2%
Energy	3.3%
Real Estate	1.0%
Materials	0.4%
Utilities	0.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Mastercard, Inc., Class A	5.4%
Microsoft Corp.	5.3%
Apple Inc.	5.3%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., Class A	4.1%
Adobe, Inc.	3.9%
Alphabet, Inc., Class A	3.7%
KLA Corp.	3.6%
Tesla, Inc.	3.5%
Eli Lilly & Co.	3.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Mastercard, Inc., Class A	5.4%
Microsoft Corp.	5.3%
Apple Inc.	5.3%
NVIDIA Corp.	4.5%
Meta Platforms, Inc., Class A	4.1%
Adobe, Inc.	3.9%
Alphabet, Inc., Class A	3.7%
KLA Corp.	3.6%
Tesla, Inc.	3.5%
Eli Lilly & Co.	3.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
On March 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Factors US Growth Style ETF to iShares MSCI USA Quality GARP ETF, the ticker from STLG to GARP and the underlying index from Russell US Large Cap Factors Growth Style Index to MSCI USA Quality GARP Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to track the investment results of an index composed of US large- and mid-capitalization growth stocks exhibiting favorable value and quality characteristics. These changes became effective on June 3, 2024.
Effective April 1, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to April 1, 2024, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Material Fund Change Name [Text Block]	On March 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Factors US Growth Style ETF to iShares MSCI USA Quality GARP ETF, the ticker from STLG to GARP and the underlying index from Russell US Large Cap Factors Growth Style Index to MSCI USA Quality GARP Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Objectives [Text Block]
On March 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Factors US Growth Style ETF to iShares MSCI USA Quality GARP ETF, the ticker from STLG to GARP and the underlying index from Russell US Large Cap Factors Growth Style Index to MSCI USA Quality GARP Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks. The Fund’s revised investment objective is to track the investment results of an index composed of US large- and mid-capitalization growth stocks exhibiting favorable value and quality characteristics. These changes became effective on June 3, 2024.

Material Fund Change Expenses [Text Block]
Effective April 1, 2024, for its investment advisory services to the Fund, BlackRock Fund Advisors ("BFA") is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund. Prior to April 1, 2024, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Material Fund Change Strategies [Text Block]	On March 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Factors US Growth Style ETF to iShares MSCI USA Quality GARP ETF, the ticker from STLG to GARP and the underlying index from Russell US Large Cap Factors Growth Style Index to MSCI USA Quality GARP Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Material Fund Change Risks Change [Text Block]	On March 5, 2024, the Board of Trustees approved a proposal to change the fund name of iShares Factors US Growth Style ETF to iShares MSCI USA Quality GARP ETF, the ticker from STLG to GARP and the underlying index from Russell US Large Cap Factors Growth Style Index to MSCI USA Quality GARP Select Index and to make related changes to the Fund’s investment objective, investment strategy, and investment risks.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000221870 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P 500 ETF
Class Name	iShares ESG Select Screened S&P 500 ETF
Trading Symbol	XVV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P 500 ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P 500 ETF	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned 7.35%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P 500 Sustainability Screened Index® returned 7.45%.
What contributed to performance?
Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. A multi-sector holding company saw strength from its insurance business holdings and significant gains in investment income. Overall, insurance companies were supported by rising premiums and growth in property and casualty names. Additionally, the continued shift from cash to digital payments was a tailwind for payment processing companies. The capital markets industry further contributed, driven in part by growing trading volumes and investment banking revenues. The information technology sector was supported by an innovative multinational technology company who benefited from consistently strong brand recognition and the robust ecosystem of its products and services. Additionally, optimism was further fueled by the potential of emerging technologies like artificial intelligence (AI) to enhance product development and operational efficiency. In the communication sector, media and entertainment stocks contributed, as the benefits of investments in AI for advertising came to fruition.
What detracted from performance?
There were no significant detractors from the Fund’s return during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	7.35%	13.66%
S&P Total Market Index™	7.09	13.15
S&P 500 Sustainability Screened Index®	7.45	13.76

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 299,223,458
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 224,110
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$299,223,458
Number of Portfolio Holdings	447
Net Investment Advisory Fees	$224,110
Portfolio Turnover Rate	5%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Information Technology	32.1%
Financials	16.1%
Health Care	11.4%
Consumer Discretionary	11.2%
Communication Services	10.1%
Industrials	7.1%
Consumer Staples	4.9%
Real Estate	2.5%
Materials	2.1%
Utilities	1.4%
Energy	1.1%
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.7%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.9%
Berkshire Hathaway, Inc., Class B	2.3%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C, NVS	1.7%
Tesla, Inc.	1.7%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Apple Inc.	7.7%
Microsoft Corp.	6.5%
NVIDIA Corp.	6.2%
Amazon.com, Inc.	4.2%
Meta Platforms, Inc., Class A	2.9%
Berkshire Hathaway, Inc., Class B	2.3%
Alphabet, Inc., Class A	2.1%
Broadcom, Inc.	1.8%
Alphabet, Inc., Class C, NVS	1.7%
Tesla, Inc.	1.7%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P 500 ETF to iShares ESG Select Screened S&P 500 ETF.

Material Fund Change Name [Text Block]	Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P 500 ETF to iShares ESG Select Screened S&P 500 ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000221871 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Mid-Cap ETF
Class Name	iShares ESG Select Screened S&P Mid-Cap ETF
Trading Symbol	XJH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P Mid-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Mid-Cap ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (3.81)%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P MidCap 400 Sustainability Screened Index® returned (3.59)%.
What contributed to performance?
Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks. Insurance stocks contributed, helped by rising premiums.
What detracted from performance?
Woes over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading the consumer discretionary sector to be the largest detractor from the Fund’s return during the reporting period. In addition to facing increased competition from China, automobile firms were challenged by dampened consumer demand, particularly for big-ticket items like electric vehicles (EVs), as affordability concerns hindered EV adoption despite government incentives. Also detracting was the industrials sector, challenged by weaker global trade volumes, elevated material costs, and trade uncertainty. In the information technology sector, semiconductor materials and equipment firms were pressured by uneven demand conditions, escalating trade wars, and geopolitical tensions.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(3.81)%	11.60%
S&P Total Market Index™	7.09	13.15
S&P MidCap 400 Sustainability Screened Index®	(3.59)	11.78

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 255,539,560
Holdings Count | Holding	359
Advisory Fees Paid, Amount	$ 274,593
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$255,539,560
Number of Portfolio Holdings	359
Net Investment Advisory Fees	$274,593
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Industrials	21.1%
Financials	20.0%
Consumer Discretionary	13.4%
Information Technology	10.7%
Health Care	9.8%
Real Estate	8.4%
Materials	7.0%
Consumer Staples	5.0%
Energy	1.7%
Utilities	1.6%
Communication Services	1.3%
Ten largest holdings
Security	Percent of Total Investments(a)
RB Global, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Watsco, Inc.	0.7%
EMCOR Group, Inc.	0.7%
Fidelity National Financial, Inc., Class A	0.7%
Docusign, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
Guidewire Software, Inc.	0.6%
Reliance, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
RB Global, Inc.	0.8%
Interactive Brokers Group, Inc., Class A	0.7%
Watsco, Inc.	0.7%
EMCOR Group, Inc.	0.7%
Fidelity National Financial, Inc., Class A	0.7%
Docusign, Inc.	0.7%
Casey's General Stores, Inc.	0.7%
Guidewire Software, Inc.	0.6%
Reliance, Inc.	0.6%
Sprouts Farmers Market, Inc.	0.6%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P Mid-Cap ETF to iShares ESG Select Screened S&P Mid-Cap ETF.

Material Fund Change Name [Text Block]	Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P Mid-Cap ETF to iShares ESG Select Screened S&P Mid-Cap ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000221874 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Select Screened S&P Small-Cap ETF
Class Name	iShares ESG Select Screened S&P Small-Cap ETF
Trading Symbol	XJR
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Select Screened S&P Small-Cap ETF (the “Fund”) for the period of April 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Select Screened S&P Small-Cap ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended March 31, 2025, the Fund returned (2.14)%.
  For the same period, the S&P Total Market Index™ returned 7.09% and the S&P SmallCap 600 Sustainability Screened Index® returned (1.96)%.
What contributed to performance?
Financial stocks contributed to the Fund’s return during the reporting period. While the Federal Reserve cut interest rates during the reporting period, they remained relatively high, keeping lending rates elevated and helping to boost net interest income (the difference between the rates banks charge for loans and the rates they pay for deposits) for banks.
What detracted from performance?
Small capitalization stocks lagged during the reporting period as they faced weaker earnings growth due to their greater sensitivity to economic pressures. Concerns over lingering inflation and the possibility of trade wars dampened consumer sentiment, leading the consumer discretionary sector to be the largest detractor from the Fund’s return during the reporting period. Companies that operate in the consumer discretionary distribution and retail segment were pressured by weakening demand as consumers prioritized essentials, and among consumer durables names, consumers delayed purchases on bigger ticket items. In the information technology sector, semiconductor materials and equipment firms were pressured by escalating trade and geopolitical tensions which compounded broader industry headwinds, such as a cyclical downturn in semiconductor capital spending and macroeconomic uncertainty. Also detracting was the industrials sector, challenged by weaker global trade volumes, elevated material costs, and trade uncertainty.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: September 22, 2020 through March 31, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]	Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	(2.14)%	10.94%
S&P Total Market Index™	7.09	13.15
S&P SmallCap 600 Sustainability Screened Index®	(1.96)	11.25

Performance Inception Date	Sep. 22, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Feb. 19, 2025
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 93,945,180
Holdings Count | Holding	685
Advisory Fees Paid, Amount	$ 101,817
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$93,945,180
Number of Portfolio Holdings	685
Net Investment Advisory Fees	$101,817
Portfolio Turnover Rate	27%

Holdings [Text Block]
What did the Fund invest in?
(as of March 31, 2025)
Sector allocation
Sector	Percent of Total Investments(a)
Financials	19.5%
Industrials	18.0%
Consumer Discretionary	13.7%
Health Care	13.1%
Information Technology	12.7%
Real Estate	8.8%
Materials	3.6%
Communication Services	3.5%
Consumer Staples	3.2%
Utilities	2.2%
Energy	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Corcept Therapeutics, Inc.	1.0%
Mr. Cooper Group, Inc.	0.7%
Qorvo, Inc.	0.6%
Brinker International, Inc.	0.6%
Terreno Realty Corp.	0.6%
Merit Medical Systems, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
SPX Technologies, Inc.	0.5%
ACI Worldwide, Inc.	0.5%
(a)	Excludes money market funds.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Total Investments(a)
Corcept Therapeutics, Inc.	1.0%
Mr. Cooper Group, Inc.	0.7%
Qorvo, Inc.	0.6%
Brinker International, Inc.	0.6%
Terreno Realty Corp.	0.6%
Merit Medical Systems, Inc.	0.6%
Armstrong World Industries, Inc.	0.6%
Essential Properties Realty Trust, Inc.	0.6%
SPX Technologies, Inc.	0.5%
ACI Worldwide, Inc.	0.5%
(a)	Excludes money market funds.

Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P Small-Cap ETF to iShares ESG Select Screened S&P Small-Cap ETF.

Material Fund Change Name [Text Block]	Effective February 19, 2025, the name of the Fund was changed from iShares ESG Screened S&P Small-Cap ETF to iShares ESG Select Screened S&P Small-Cap ETF.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after March 31, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports